General and administrative expenses	6 Months Ended
Jun. 30, 2024
General And Administrative Expenses [Line Items]
General and administrative expenses
Note 8

General and administrative expenses

For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Outsourcing costs 191 121 121 312 245
Technology costs 206 163 128 369 260
Consulting, legal and audit fees 240 202 160 441 268
Real estate and logistics costs 190 130 134 320 252
Market data services 126 106 101 232 200
Marketing and communication 70 66 44 136 78
Travel and entertainment 72 54 51 126 101
Litigation, regulatory and similar matters
1
1,161 8 55 1,169 776
Other 2,329 2,137 1,649 4,466 3,245
of which: shared services costs charged by UBS Group AG or its subsidiaries 2,097 1,933 1,460 4,030 2,845
Total general and administrative expenses 4,584 2,985 2,443 7,570 5,425
1 Reflects the net increase in provisions for litigation, regulatory and similar matters recognized in the income statement, as well as litigation expense relating to matters where UBS AG or its subsidiaries are not
holding the provision but have agreed to bear all or a portion of the expense. Refer to Note 16b for more information.